Commitments and Contingencies Commitments and Contingencies - Operating Leases (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Rent expense	$ 700,000	$ 1,200,000
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	1,182,000
2015	395,000
2016	396,000
2017	339,000
2018	266,000
Total	$ 2,578,000
Seattle, Washington [Member]
Operating Leased Assets [Line Items]
Area leased	13,170
Number of extension periods	2
Seattle, Washington [Member] | Minimum [Member]
Operating Leased Assets [Line Items]
Extension period	3 years
Seattle, Washington [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Extension period	5 years
New York, New York [Member]
Operating Leased Assets [Line Items]
Area leased	7,785